Consolidated Statements of Operations - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues and other income
Revenue	€ 28,565	€ 20,195	€ 80,069
Other income	9,610	6,371	5,510
Revenues and other income	38,176	26,566	85,579
Operating expenses and other operating income (expenses)
Research and development expenses	(46,503)	(35,818)	(35,166)
General and administrative expenses	(17,741)	(16,405)	(16,153)
Marketing and market access expenses	(876)	(992)	(1,539)
Reorganization and restructuring income (expenses)	505	11	(142)
Other operating income (expense)	(141)	(652)	(763)
Operating income (loss)	(26,580)	(27,289)	31,816
Financial income	3,680	8,212	44,780
Financial expenses	(5,614)	(4,758)	(7,122)
Financial profit (loss)	(1,934)	3,453	37,658
Net profit (loss) before tax	(28,514)	(23,836)	69,474
Income tax benefit (expense)	(380)	116	(2,215)
Net profit (loss)	€ (28,894)	€ (23,719)	€ 67,259
Basic and diluted earnings (loss) per share
Basic earnings (loss) per share (€/share)	€ (0.58)	€ (0.48)	€ 1.51
Diluted earnings (loss) per share (€/share)	€ (0.58)	€ (0.48)	€ 1.23